International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition (Tables)	12 Months Ended
Dec. 31, 2017
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition
Schedule of condensed statements of condition of Parent Company

(Dollars in Thousands)

	2017	2016
ASSETS
Cash	$18,398	$18,555
Other investments	92,620	94,908
Investment in subsidiaries	1,878,521	1,787,120
Other assets	23,120	1,098
Total assets	$2,012,659	$1,901,681
LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities:
Junior subordinated deferrable interest debentures	$160,416	$160,416
Due to IBC Trading	21	21
Other liabilities	13,242	16,577
Total liabilities	173,679	177,014
Shareholders’ equity:
Common shares	96,019	95,910
Surplus	171,816	169,567
Retained earnings	1,891,805	1,777,963
Accumulated other comprehensive (loss) income	(28,397)	(26,697)
	2,131,243	2,016,743
Less cost of shares in treasury	(292,263)	(292,076)
Total shareholders’ equity	1,838,980	1,724,667
Total liabilities and shareholders’ equity	$2,012,659	$1,901,681